SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SHAREHOLDERS’ EQUITY

NOTE 6 - SHAREHOLDERS’ EQUITY

A. Share capital:

	Number of shares *
	June 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.000000000000287 par value	348,083,623,693,379,791,533,527	379,504	592,761	40,535

Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-

Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

New Deferred shares USD 0.00000000000001 par value	7,999,999,999,999,982,413,677	-	-	-

*	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) see also notes 1.E – 1.H.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED

CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 6 - SHAREHOLDERS’ EQUITY (CONT.)

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have a par value per share of $0.000000000000287 and the Company does not have a limited amount of authorised capital.

New Deferred shares

The new deferred shares of $0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.

Preferred shares

Preferred shares of a nominal value of $0.0001 with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors.

Deferred shares Euro 1 par value

Immediately prior to consummation of the Business Combination pursuant to the BCA and the SID, the Company had issued and paid-up share capital of (i) €25,000 representing 25,000 deferred shares of €1.00 each and (ii) $0.0001 representing one Ordinary Share of $0.0001 each in the capital of the Company, in order to satisfy statutory capitalization requirements for all Irish public limited companies.

B.	Changes in share capital:

1.	During the six-month period ending June 30, 2025, the investor converted all the principal amount of Alpha April Note and Alpha July Note into 20,891 and 13,287 ordinary shares respectively. The derecognition of the debts components and convertible features of these notes caused a net increase in equity of 3,204$. As of June 30, 2025, all outstanding indebtedness between the Company and Alpha has been fully repaid.

2.	During the six-month period ending June 30, 2025, the Company issued RSU to certain investors at a cost of $610. Additionally, as part of the RBW May agreement the Company issued warrants to the underwriters at a cost of $1,124 (see Note 4.F).

C.	Incentive Equity Plan

1.	On February 24, 2025, the Company amended its 2022 Incentive Equity Plan (“2022 Incentive Equity Plan”) to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 83,508 from 239. Thereafter, the Company granted an aggregate of 60,976 restricted stock units and 18,641 stock options, to its executive officers and directors, and to certain consultants, employees and advisors to the Company.

2.	On March 17, 2025, the Company amended the 2022 Incentive Equity Plan, to further increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 88,211 from 83,508. Thereafter, the Company granted 4,704 stock options to certain consultants of the Company.

3.	On June 17, 2025, the Company amended its 2022 Incentive Equity Plan, as amended, to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 609,640 from 88,211. Thereafter, the Company granted an aggregate of 330,715 restricted stock units and 190,714 stock options to its executive officers and directors, and to certain consultants, employees and advisors to the Company.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED

CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 6 - SHAREHOLDERS’ EQUITY (CONT.)

The share-based payment expenses due to RSU and options granted to employees, directors, advisory board and service providers that were recognized in the six-month period ended June 30, 2025, and June 30, 2024, amounted to $15,274 and $1,693, respectively.